Summary of the Status and Changes of Shares Subject to RSU Awards and the Related Average Price Per Share (Detail) (Restricted Stock Units (RSUs), USD $)	12 Months Ended
Jun. 30, 2012
Restricted Stock Units (RSUs)
Number of Shares
Nonvested June 30, 2011 (in shares)	415,175
Granted (in shares)	186,658
Vested (in shares)	(138,588)
Canceled (in shares)	(12,304)
Nonvested June 30, 2012 (in shares)	450,941
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	$ 62.55
Granted	$ 70.15
Vested	$ 62.35
Canceled	$ 65.20
Nonvested June 30, 2012	$ 65.69